Note 2 (Tables)	6 Months Ended
Jun. 30, 2022
Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Hedging Intsruments Affected By IBOR [Table Text Block]	Below is the BBVA Group's exposure to financial assets and liabilities maturing after June 2023 at USD Libor (date of discontinuation of publication of these indices). As of June 30, 2022, the BBVA Group has transition fallbacks or a synthetic, statutory or counter-clearinghouse solution for all transactions that have not transitioned to the new benchmark as of June 2022. The table shows the gross amounts in the case of loans and advances to customers, asset and liability debt instruments and deposits and, the notional amount for derivatives.

Millions of Euros
	Loans & Advances	Debt Securities Assets	Debt Securities Issued (Liabilities)	Deposits	Derivatives (notional)
LIBOR ex USD & LIBOR USD 1W/2M with maturity > December 31, 2021	157	—	—	—	—
LIBOR USD with maturity > June 30, 2023	22,110	175	2,112	191	513,549
Total	22,266	175	2,112	191	513,549